Trade receivables, other assets, prepaid expenses and Tax receivables - Schedule of receivables by due date (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Current receivables from financing activities	€ 5,693	€ 4,487
Non-current receivables from financing activities	6,838	4,507
Receivables from financing activities at amortized cost	12,531	8,994
Current other receivables	5,119	4,311
Other non-current receivables	1,391	1,628
Other receivables at amortized cost	6,510	5,939
Derivative operating assets - current	256	157
Derivative operating assets - non-current	17	51
Derivative operating assets	273	208
Current trade and other receivables	11,068	8,955
Non-current trade and other receivables	8,246	6,186
Total	19,314	15,141
Tax receivables	1,411	802
Tax receivables	227	117
Tax receivables	1,638	919
Due between one and five years
Disclosure of financial assets [line items]
Non-current receivables from financing activities	5,861	3,273
Other non-current receivables	1,295	1,498
Derivative operating assets - non-current	17	51
Non-current trade and other receivables	7,173	4,822
Tax receivables	210	84
Due beyond five years
Disclosure of financial assets [line items]
Non-current receivables from financing activities	977	1,234
Other non-current receivables	96	130
Derivative operating assets - non-current	0	0
Non-current trade and other receivables	1,073	1,364
Tax receivables	€ 17	€ 33